WAYNE HUMMER MONEY FUND TRUST


PHOTO OF: DAVID P. POITRAS


                                   Semi-Annual
                              Financial Statements



                               September 30, 1997
                                   (Unaudited)

Dear Fellow Shareholder:

We are pleased to present the semi-annual financial statements of the Wayne Hummer Money Fund Trust (the "Fund") for the period ended September 30, 1997. Net assets under management at the end of this period totaled $264,538,636, an increase of 11% in six months. Since its inception, the Fund has continued to meet its objectives of liquidity and stability, which are the most important considerations of short-term investing.

The seven day average yield on the Fund's portfolio for the period ended September 30, 1997, was 4.95%; if dividends were reinvested the effective yield was 5.06%. Since these figures represent historical data, future yields may be higher or lower.

Due to slow economic growth, we expect interest rates to rise slightly towards the end of the calendar year. We recently shortened the average maturity of the portfolio to take advantage of these increases.

Since the Fund's objective is preservation of capital and maintenance of liquidity, we do not purchase investments that we perceive to be risky or potentially volatile. The Fund invests in high-quality, short-term securities; takes no currency risks; does not enter in speculative derivative transactions and uses only money market indexed floating or variable rate securities. We also pay close attention to the maturity structure, credit quality, diversification, and market price exposure of the Fund's portfolio.

As you know, the Fund provides a vehicle for earning a yield on investments which reflects changes in current rates. Additionally, the Fund offers convenient services such as automatic monthly purchases and check writing privileges. You can make investing easy by having money deducted directly from your checking account, savings or payroll check. Your Wayne Hummer Investment Executive will personally handle your transactions and answer any questions.

We appreciate your continued support of the Fund and ask that you call or write us if you have any questions about the Fund or your account.

Sincerely,


David P. Poitras
President
Wayne Hummer Money Fund Trust


An investment in the Fund is not a deposit or obligation of or guaranteed or insured by the U.S. Government, any bank, the Federal Deposit Insurance Corporation, or any other agency. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

                                  FUND OVERVIEW
Established in 1982, the primary objective of the Wayne Hummer Money Fund Trust (the "Fund") is to maximize current income while preserving capital and maintaining liquidity. The Fund is an excellent vehicle for short-term cash management and for investors who need stability of principal. The Fund seeks to maintain a stable $1.00 net asset value per share at all times, although there is no guarantee that we will be able to do so.

The Fund's prospectus contains detailed information about permissible investments.

                       SERVICES AVAILABLE TO SHAREHOLDERS

IRA or Retirement Plans
Shares of the Wayne Hummer Money Fund Trust are a suitable addition to your IRA or pension plan. Contact your Wayne Hummer Investment Executive for complete details on the expanded options available for retirement planning as a result of the Taxpayer Relief Act of 1997, including the new Roth IRA.

Systematic Investment Plan
What better way to start early and save regularly than with a Systematic Investment Plan. You may have subsequent purchases invested automatically monthly. Your bank can send money from your bank account to the Fund. Request an application with full details from your Investment Executive or call the Fund directly.

Payroll Direct Deposit Plan
You may authorize you employer to deduct a specified amount from your payroll check to purchase additional shares of the Fund. Complete details are available from the Fund or your Wayne Hummer Investment Executive.

New Feature!
Social Security Direct Deposit Plan
Instead of receiving a monthly check or sending it to your bank, use the Wayne Hummer Money Fund Trust for direct deposits. You can easily access the money you need, while the rest continues to earn dividends. Contact your Wayne Hummer Investment Executive for complete details.

New Feature!
Internet Address: www.whummer.com
Those who enjoy using the computer to access information will find the prospectus and current rates for the Fund, along with information on the other Wayne Hummer Funds, on our website. Other services available through Wayne Hummer Investments LLC are also on-line.

Checkwriting Privileges
After completing a request for checkwriting privileges, you may write checks in any amount from $500 to $250,000. Your full investment in the Trust will continue to earn dividends until your check is presented to our bank for collection. A checkwriting authorization card will be sent to you upon request.

STATEMENT OF ASSETS AND LIABILITIES
                            SEPTEMBER 30,
                                     1997     MARCH 31,
                              (UNAUDITED)          1997
ASSETS
Investments, at amortized
 cost...................     $265,375,710  $238,180,881
   Cash.................            8,360        32,669
   Interest  receivable.          610,181       374,987
   Prepaid expenses.....           19,381        34,326
   Insurance deposit....           18,775        18,775
                             ------------  ------------
     Total assets.......      266,032,407   238,641,638

LIABILITIES AND NET ASSETS
Investment purchase payable     1,000,000         - 0 -
Dividends payable.......          320,787       244,339
Due to Wayne Hummer
   Management Company...          108,028       101,605
Accounts payable........           64,956        57,818
                             ------------  ------------
     Total liabilities..        1,493,771       403,762
                             ------------  ------------

Net assets applicable to
 Shares outstanding,
 equivalent to $1.00
   per Share............     $264,538,636  $238,237,876
                             ============  ============

STATEMENT OF OPERATIONS
                              SIX MONTHS
                                   ENDED
                            SEPTEMBER 30,    YEAR ENDED
                                     1997     MARCH 31,
                              (UNAUDITED)          1997
Interest income.........       $7,051,982   $11,926,831

Expenses:
  Management fee........          623,892     1,097,662
  Transfer agent fees...           74,900       144,100
  Shareholder service
    agent fees..........           67,500       127,739
  Registration costs....           35,772        50,232
  Custodian fees........           27,600        48,700
  Professional fees.....           24,540        39,000
  Printing costs........           20,997        37,183
  Portfolio accounting
    fees................           12,421        21,852
  Trustee fees..........           12,000        24,519
  Insurance costs.......           11,400        14,920
  Other.................            3,000        11,682
                               ----------   -----------
    Total expenses......          914,022     1,617,589
                               ----------   -----------
Net increase in net
  assets resulting
  from operations.......       $6,137,960   $10,309,242
                               ==========   ===========

STATEMENT OF CHANGES IN NET ASSETS
                                                                   SIX MONTHS ENDED
                                                                       SEPTEMBER 30,       YEAR ENDED
                                                                                1997        MARCH 31,
                                                                          (UNAUDITED)            1997
Operations:
  Net investment income .........................................      $   6,137,960    $  10,309,242
Dividends to Shareholders from net investment income ............         (6,137,960)     (10,309,242)
Capital Share transactions (dollar amounts and number
    of Shares are the same):
  Proceeds from Shares sold .....................................        339,282,406      552,545,079
  Shares issued upon reinvestment of dividends ..................          5,866,137        9,906,164
                                                                       -------------    -------------
                                                                         345,148,543      562,451,243
  Less payments for Shares redeemed .............................       (318,847,783)    (550,486,447)
                                                                       -------------    -------------
  Increase due to Capital Share transactions ....................         26,300,760       11,964,796
Net assets at beginning of the period ...........................        238,237,876      226,273,080
                                                                       -------------    -------------
Net assets at end of the period .................................      $ 264,538,636    $ 238,237,876
                                                                       =============    =============

FINANCIAL HIGHLIGHTS

(For a Share outstanding throughout each period)
                                            SIX MONTHS ENDED
                                           SEPTEMBER 30, 1997                       YEAR ENDED MARCH 31,
                                                  (UNAUDITED)          1997           1996          1995           1994
NET ASSET VALUE, BEGINNING OF PERIOD.....             $  1.00       $  1.00         $ 1.00        $ 1.00        $  1.00

Income from investment operations:
  Net investment income..................                0.02          0.04           0.05          0.04           0.02
   Less dividends from investment income                (0.02)        (0.04)         (0.05)        (0.04)         (0.02)
                                                       ------        ------         ------        ------         ------

NET ASSET VALUE, END OF PERIOD...........              $ 1.00        $ 1.00         $ 1.00        $ 1.00         $ 1.00
                                                       ======        ======         ======        ======         ======

TOTAL RETURN.............................                2.49%        4.80%          5.18%         4.24%(b)       2.47%

RATIOS AND SUPPLEMENTARY DATA
  Net assets, end of period ($000's).....              264,538       238,238       226,273       155,248        153,529
  Ratio of total expenses to average
    net assets...........................                0.74%(a)      0.74%         0.79%         0.80%          0.80%
  Ratio of net investment income to
    average net assets...................                4.93%(a)      4.70%         5.04%         4.16%          2.44%

(a) Determined on an annualized basis.
(b) The total return includes the effect of the capital contribution of $0.0011 per Share from Wayne Hummer Investments LLC. The return without the capital contribution would have been 4.12%.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS

September 30, 1997
 PRINCIPAL                                                                 RATE          MATURITY DATE
  AMOUNT       COMMERCIAL PAPER (74.75%)                                     %              (1997)           VALUE
               BANKING (8.40%)
$ 2,350,000    Morgan (J.P.)  & Co., Inc..........................         5.578             10/14     $ 2,345,341
3,000,000      SunTrust Banks, Inc................................         5.589             10/15       2,993,583
2,000,000      Morgan (J.P.)  & Co., Inc..........................         5.578             11/19       1,985,137
2,680,000      Northern Trust Corp................................         5.667             11/26       2,656,904
3,400,000      First Chicago Financial Corp.......................         5.640             12/01       3,368,256
4,000,000      First Chicago Financial Corp.......................         5.713           01/05/98      3,940,800
2,000,000      First Chicago Financial Corp.......................         5.693           01/06/98      1,970,199
3,000,000      First Chicago Financial Corp.......................         5.699           01/13/98      2,952,073
                                                                                                        ----------
                                                                                                        22,212,293
               BROKERAGE (4.59%)
2,174,000      Merrill Lynch & Co., Inc...........................         5.664             10/07       2,171,978
2,000,000      Merrill Lynch & Co., Inc...........................         5.503             10/09       1,997,591
5,000,000      Merrill Lynch & Co., Inc...........................         5.609             10/14       4,990,033
3,000,000      Merrill Lynch & Co., Inc...........................         5.637             11/04       2,984,332
                                                                                                        ----------
                                                                                                        12,143,934
               BUSINESS FINANCE (17.38%)
1,000,000      Pitney Bowes Credit Corp...........................         5.710             10/02         999,844
4,000,000      GE Credit Cap. Services of Puerto Rico, Inc........         5.578             10/14       3,992,070
1,450,000      Ford Motor Credit Co...............................         5.658             10/20       1,445,743
7,450,000      Private Export Funding Corp........................         5.584             10/27       7,420,470
5,400,000      National Rural Utilities Cooperative Finance Corp..         5.580             10/28       5,377,806
4,760,000      Private Export Funding Corp........................         5.601             10/29       4,739,638
1,240,000      General Electric Capital Corp......................         5.749             11/03       1,233,589
2,020,000      GE Credit Cap. Services of Puerto Rico, Inc........         5.638             11/05       2,009,140
3,060,000      General Electric Capital Corp......................         5.618             11/17       3,038,028
2,000,000      Pitney Bowes Credit Corp...........................         5.711             12/11       1,978,029
7,000,000      Pitney Bowes Credit Corp...........................         5.697           01/05/98      6,896,680
1,453,000      General Electric Capital Corp......................         5.715           01/08/98      1,430,823
1,900,000      National Rural Utilities Cooperative Finance Corp..         5.685           01/09/98      1,870,867
2,000,000      Pitney Bowes Credit Corp...........................         5.685           01/09/98      1,969,333
1,600,000      National Rural Utilities Cooperative Finance Corp..         5.719           02/17/98      1,565,899
                                                                                                        ----------
                                                                                                        45,967,959
               GAS AND ELECTRIC UTILITIES (5.30%)
1,750,000      Wisconsin Power & Light Co.........................         5.582             10/06       1,748,663
2,300,000      Duke Energy Corporation............................         5.588             10/14       2,295,432
2,850,000      Wisconsin Power & Light Co.........................         5.589             10/15       2,843,904
5,000,000      Wisconsin Power & Light Co.........................         5.597             10/24       4,982,431
2,200,000      Louisville Gas & Electric Co.......................         5.745           01/29/98      2,159,227
                                                                                                        ----------
                                                                                                        14,029,657
               INSURANCE (7.59%)
3,000,000      Providian Corp.....................................         5.566             10/24       2,989,516
9,825,000      Hartford Steam Boiler Inspection & Insurance Co....         5.631             10/28       9,784,251
3,400,000      Providian Corp.....................................         5.600             10/28       3,385,975
2,000,000      Marsh & McLennan Companies.........................         6.016           01/16/98      1,965,344
2,000,000      Marsh & McLennan Companies.........................         5.924           02/20/98      1,954,954
                                                                                                        ----------
                                                                                                        20,080,040
               OIL AND GAS (3.76%)
5,000,000      Chevron Transport Corp.............................         5.590             10/16       4,988,542
5,000,000      Chevron Transport Corp.............................         5.642             11/21       4,960,900
                                                                                                        ----------
                                                                                                         9,949,442

PRINCIPAL                                                                  RATE          MATURITY DATE
  AMOUNT       PERSONAL FINANCE (11.57%)                                     %              (1997)           VALUE
$6,000,000     Norwest Financial Inc..............................         5.675             10/08     $ 5,993,479
  875,000      Beneficial Corp....................................         5.588             10/14         873,262
4,000,000      Commerical Credit Co...............................         5.581             10/17       3,990,240
2,470,000      Beneficial Corp....................................         5.594             10/21       2,462,453
3,130,000      Commerical Credit Co...............................         5.612             10/30       3,116,107
1,300,000      Commerical Credit Co...............................         5.606             11/03       1,293,446
4,288,000      Norwest Financial Inc..............................         5.615             11/14       4,259,175
3,000,000      Commerical Credit Co...............................         5.635             11/25       2,974,746
1,355,000      Associates Corp. of North America..................         5.638             12/11       1,340,302
3,110,000      Associates Corp. of North America..................         5.645             12/19       3,072,464
1,248,000      Associates Corp. of North America..................         5.698           01/12/98      1,228,254
                                                                                                        ----------
                                                                                                        30,603,928
               TELECOMMUNICATIONS (10.53%)
2,615,000      Ameritech Corp.....................................         5.660             10/03       2,614,189
3,000,000      BellSouth Telecommunications Inc...................         5.603             10/07       2,997,240
4,000,000      Ameritech Capital Funding Corp.....................         5.574             10/09       3,995,120
2,000,000      Ameritech Corp.....................................         5.563             10/20       1,994,226
2,500,000      BellSouth Telecommunications Inc...................         5.597             10/24       2,491,215
3,900,000      BellSouth Telecommunications Inc...................         5.582             10/30       3,882,784
1,975,000      SBC Communications Inc.............................         5.608             11/18       1,960,543
8,000,000      SBC Communications Inc.............................         5.627             12/10       7,914,561
                                                                                                        ----------
                                                                                                        27,849,878
               MISCELLANEOUS (5.63%)
1,650,000      Snap-On Inc........................................         5.572             10/07       1,648,490
1,400,000      Illinois Tool Works Inc............................         5.588             10/14       1,397,219
10,000,000     Penney (J.C.) Funding Corp.........................         5.632             12/04       9,902,222
1,000,000      Schering Corp......................................         5.647           01/14/98        984,017
1,000,000      Anheuser-Busch Companies Inc.......................         5.882           02/10/98        979,174
                                                                                                        ----------
                                                                                                        14,911,122
                                                                                                        ----------
               TOTAL COMMERCIAL PAPER.............................                                     197,748,253
                                                                                                        ----------

               BANKERS ACCEPTANCE (9.40%)
4,000,000      SunTrust Bank, Atlanta, GA.........................         5.578             10/02       3,999,389
3,000,000      NationsBank of Texas N.A., Dallas, TX..............         5.721             10/03       2,999,060
1,009,858      SunTrust Bank, Atlanta, GA.........................         5.582             10/06       1,009,087
2,400,000      Northern Trust Co., Chicago, IL ...................         5.605             10/22       2,392,286
5,600,000      Key Bank N.A.......................................         5.579             10/27       5,577,836
2,000,000      LaSalle National Bank, Chicago, IL.................         5.767             11/12       1,986,817
2,520,000      Northern Trust Co., Chicago, IL ...................         5.606             12/09       2,493,580
2,000,000      Northern Trust Co., Chicago, IL ...................         5.753             12/23       1,974,178
2,500,000      Key Bank N.A.......................................         5.727           02/25/98      2,443,650
                                                                                                        ----------
               TOTAL BANKERS ACCEPTANCES..........................                                      24,875,883
                                                                                                        ----------

               US GOVERNMENT & AGENCIES (5.69%)
               MORTGAGE-BACKED SECURITIES
1,782,906      Federal Home Loan Mortgage Corp....................         5.970             12/15       1,781,979
 511,200       Federal Home Loan Mortgage Corp....................         5.715           01/01/98        510,458
1,426,011      Federal Home Loan Mortgage Corp....................         5.850           04/01/98      1,422,128
 991,628       Federal Home Loan Mortgage Corp....................         6.017           05/01/98        990,364
 766,955       Federal Home Loan Mortgage Corp....................         5.800           07/01/98        764,229
 609,293       Federal Home Loan Mortgage Corp....................         5.828           08/01/98        604,931
                                                                                                        ----------
                                                                                                         6,074,089

PRINCIPAL                                                                   RATE     MATURITY DATE
  AMOUNT       US GOVERNMENT & AGENCIES (CONTINUED)                            %             (1997)          VALUE
               OTHER
$1,670,000     Federal Home Loan Banks............................         5.447             11/10     $ 1,660,091
   500,000     Federal Home Loan Banks............................         5.630             11/24         499,938
 3,000,000     Federal Home Loan Banks............................         5.947             12/26       2,996,517
 2,000,000     Federal Home Loan Banks............................         5.780           01/28/98      2,000,000
    64,000     United States Treasury Bill .......................         5.498           02/05/98         62,799
   500,000     Tennessee Valley Authority.........................         5.920           03/04/98        498,358
   250,000     Federal Home Loan Banks............................         5.745           05/26/98        249,199
 1,000,000     Federal Home Loan Banks............................         5.893           10/02/98      1,000,000
                                                                                                        ----------
                                                                                                         8,966,902
                                                                                                        ----------
               TOTAL GOVERNMENT AGENCIES..........................                                      15,040,991
                                                                                                        ----------

               CORPORATE AND BANK NOTES (7.62%)
               BANKING (5.43%)
2,550,000      LaSalle National Bank, Chicago, IL ................         5.700             10/01       2,550,000
2,000,000      LaSalle National Bank, Chicago, IL ................         5.660             10/06       2,000,000
1,250,000      LaSalle National Bank, Chicago, IL ................         5.840             10/10       1,250,000
1,000,000      Key Bank of Wash., Tacoma, Wash. (a)...............         5.556             10/10         999,903
1,525,000      LaSalle National Bank, Chicago, IL ................         5.670           01/05/98      1,525,000
4,000,000      SunTrust Banks, Inc................................         6.136           02/01/98      4,035,003
1,000,000      NationsBank N.A., Charlotte, NC....................         5.700           02/02/98        999,377
1,000,000      LaSalle National Bank, Chicago, IL ................         6.000           03/19/98      1,000,000
                                                                                                        ----------
                                                                                                        14,359,283
               MISCELLANEOUS (2.19%)
2,150,000      Associates Corp. of North America..................         5.992           01/15/98      2,163,979
1,000,000      National Rural Utilities Cooperative Finance Corp.          6.008           02/15/98      1,008,905
1,000,000      Associates Corp. of North America..................         5.838           05/15/98      1,008,390
1,600,000      DuPont (E.I.) de Nemours & Co......................         5.910           06/25/98      1,627,886
                                                                                                        ----------
                                                                                                         5,809,160
                                                                                                        ----------
               TOTAL CORPORATE AND BANK NOTES.....................                                      20,168,443
                                                                                                        ----------

               CERTIFICATES OF DEPOSIT (2.85%)
2,541,000      Bank of New York...................................        5.375             10/10        2,540,591
5,000,000      Mellon Bank NA - Pittsburgh  (a)...................        5.659             12/16        5,001,549
                                                                                                        ----------
               TOTAL CERTIFICATES OF DEPOSIT......................                                       7,542,140
                                                                                                        ----------
               TOTAL INVESTMENTS (100.31%)........................                                     265,375,710
               CASH AND OTHER ASSETS, LESS LIABILITIES (0.31%)....                                        (837,074)
                                                                                                        ----------
               NET ASSETS (100.0%)................................                                    $264,538,636
                                                                                                      ============

Notes to Portfolio of Investments:
(a) Short-term floating rate security. Rate shown is the effective interest rate at September 30, 1997. The date shown represents the next interest rate change date.
(b) Interest rates represent annualized yield to date of maturity.
(c) For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

ORGANIZATION:

Wayne Hummer Money Fund Trust (the "Fund") is an open-end management investment company organized as a Massachusetts business trust. It commenced investment operations on April 2, 1982. The Fund may issue an unlimited number of full and fractional units of beneficial interest ("Shares") without par value in one or more series ("Portfolios"). At September 30, 1997, Shares of only one series were outstanding. The investment objective of the Fund is to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity.

1. SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
Investments are stated at value. The Fund utilizes the amortized cost method to determine value. In the event that a deviation of 1/2 of 1% or more exists between a Portfolio's $1.00 per Share net asset value and the net asset value as calculated by valuing the Portfolio securities based upon market quotations, if available, or otherwise based upon a matrix system approved by the Board of Trustees, or if there is any other deviation which the Fund believes would result in a material dilution to Shareholders or purchasers, the Board of Trustees of the Fund promptly will consider what action should be taken.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the trade date. Investment income is recorded on the accrual basis and includes amortization of premium and discount on investments.

2. FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund Shares are sold and redeemed on a continuous basis at net asset value. Net asset value per Share is determined on each day the New York Stock Exchange is open for trading as of the close of trading on the Exchange and at 3:00 p.m. Chicago time on each other day during which there is a sufficient degree of trading in securities of the Fund's Portfolio so as to affect materially the net asset value of the Shares by dividing the value of net assets (total assets less liabilities) by the total number of Shares outstanding. Dividends are declared daily and distributed monthly in the form of additional Shares at net asset value unless the Shareholder elects to have dividends paid in cash, in which case they are credited monthly to the Shareholder's brokerage account with Wayne Hummer Investments LLC.

3. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax provision is required.

4. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory and Management Agreement and a Portfolio Accounting Services Agreement with Wayne Hummer Management Company ("Investment Adviser"), and a Distribution Agreement and a Shareholder Service Agreement with Wayne Hummer Investments LLC ("Distributor and Shareholder Service Agent"). The shareholders of the Investment Adviser are the Voting Members of the Distributor and Shareholder Service Agent. For advisory and management services and facilities furnished, the Fund pays fees on a declining annual basis ranging from .50 of 1% on the first $500 million of average daily net assets to .275 of 1% of average daily net assets in excess of $2.5 billion. The Investment Adviser is obligated to reimburse the Fund to the extent that the Fund's ordinary operating expenses, including the fee of the Investment Adviser, exceed 1% of average daily net assets on an annual basis. During the period ended September 30, 1997, and the year ended March 31, 1997, the Fund incurred management fees of $623,892 and $1,097,662, respectively.

For portfolio accounting services, the Fund pays the Investment Adviser a fee based on the level of average daily net assets plus out-of-pocket expenses. The Fund reimburses the Shareholder Service Agent for the approximate cost of processing Fund Share transactions and maintaining Shareholder accounts.

Certain trustees of the Fund are also officers or directors of the Investment Adviser or Voting Members of the Distributor and Shareholder Service Agent. During the period ended September 30, 1997, and the year ended March 31, 1997, the Fund made no direct payments to its officers and incurred trustee fees for its unaffiliated trustees of $12,000 and $24,519, respectively.

BOARD OF TRUSTEES


Philip M. Burno
Chairman

Steven R. Becker
Charles V. Doherty
Joel D. Gingiss
Patrick B. Long
Eustace K. Shaw

This brochure must be preceded or accompanied by a current prospectus of the Wayne Hummer Money Fund Trust.



LOGO: Wayne Hummer Investments LLC


300 South Wacker
Chicago, Illinois
60606-6607

1.800.621.4477 (toll-free)
(312) 431.1700 (local)

200 E. Washington Street
Appleton, Wisconsin
54911-5468

1.800.678.0833 (toll-free)
(920) 734.1474 (local)

www.whummer.com

WAYNE HUMMER MONEY FUND TRUST
                                   Semi-Annual
                                    Financial
                                   Statements

                               September 30, 1997
                                   (Unaudited)



WAYNE HUMMER
MONEY FUND TRUST

300 South Wacker Drive
Chicago, IL 60606-6607


                                   First Class
                                  U.S. Postage
                                      PAID
                                   Berwyn, IL
                                 Permit No. 150